Income Taxes - Provision For Income Tax Rate To Statutory Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit at statutory rate	$ (16,584)	$ (14,312)	$ (16,213)
State taxes, net of federal benefit	(1,367)	(1,139)	(1,372)
Foreign rate differential	5	8	5
Nondeductible expenses	43	420	0
Unrecognized tax benefits including interest and penalties	0	6	11
Unbenefited losses	11,582	14,770	17,337
Valuation allowance	7,397	380	578
Change in value of warrants	(1,144)	0	0
Other	35	5	11
Total income tax (benefit) provision	$ (33)	$ 138	$ 357